1
Gabelli Gold Fund, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.4%
Metals and Mining  — 99.4%
Asia/Pacific Rim  — 18.9%
327,117 Anglogold Ashanti plc ............................... $ 23,006,139
5,500,000 Bellevue Gold Ltd.† .................................. 4,167,056
1,950,000 Evolution Mining Ltd. ............................... 13,974,111
2,816,586 Northern Star Resources Ltd. .................... 44,226,431
3,745,000 Perseus Mining Ltd., Australia .................. 12,142,526
9,605,264 Predictive Discovery Ltd.† ........................ 2,764,774
2,800,000 Ramelius Resources Ltd. .......................... 7,188,709
1,537,500 Tolu Minerals Ltd.† ................................... 1,256,444
4,997,520 Westgold Resources Ltd. .......................... 14,579,242
3,071,042 Westgold Resources Ltd. .......................... 9,103,846
132,409,278
Europe  — 6.6%
726,960 Endeavour Mining plc ............................... 30,536,812
275,000 Fresnillo plc ............................................. 8,728,401
1,500,000 Hochschild Mining plc .............................. 7,169,662
46,434,875
North America  — 72.6%
42,204 Agnico Eagle Mines Ltd., New York ........... 7,113,906
235,859 Agnico Eagle Mines Ltd., Toronto .............. 39,725,048
2,675 Alamos Gold Inc., New York, Cl. A ............. 93,251
775,250 Alamos Gold Inc., Toronto, Cl. A ............... 27,022,618
3,700,000 Americas Gold & Silver Corp.† .................. 13,798,232
760,000 Aris Mining Corp.† ................................... 7,448,732
910,000 Artemis Gold Inc.† ................................... 23,859,955
225,000 Aya Gold & Silver Inc.† ............................. 2,602,932
515,275 Barrick Mining Corp. ................................ 16,885,562
275,000 Collective Mining Ltd.† ............................. 3,993,497
126,479 Contango ORE Inc.† ................................. 3,153,122
2,650,000 Discovery Silver Corp.† ............................ 9,825,393
755,000 DPM Metals Inc. ....................................... 16,736,186
625,000 Eldorado Gold Corp.† ............................... 18,056,250
1,100,000 Equinox Gold Corp.† ................................ 12,342,000
717,500 Equinox Gold Corp., Toronto† ................... 8,037,526
4,000,000 Falco Resources Ltd.† .............................. 962,851
88,200 Franco-Nevada Corp. ................................ 19,631,899
753,125 G Mining Ventures Corp.† ......................... 14,962,928
1,300,000 IAMGOLD Corp.† ..................................... 16,809,000
1,390,000 K92 Mining Inc.† ...................................... 16,799,454
1,900,000 Kinross Gold Corp. ................................... 47,215,000
338,000 Lundin Gold Inc. ....................................... 21,899,447
1,650,000 Montage Gold Corp.† ............................... 8,026,514
687,748 Newmont Corp. ........................................ 57,984,034
516,666 OceanaGold Corp. .................................... 11,029,781
600,000 Orla Mining Ltd.† ..................................... 6,480,000
200,000 Osisko Development Corp.† ...................... 684,056
300,000 Pan American Silver Corp. ........................ 11,619,000
1,750,000 Probe Gold Inc.† ...................................... 3,784,939
59,000 Royal Gold Inc. ......................................... 11,834,220
Shares
Market
Value
250,000 Sandstorm Gold Ltd. ................................ $ 3,130,000
300,000 Snowline Gold Corp.† ............................... 2,392,757
100,000 Southern Cross Gold Consolidated Ltd.† ... 538,909
500,000 Thesis Gold Inc.† ..................................... 661,062
1,000,000 Troilus Gold Corp.† .................................. 912,553
895,833 Victoria Gold Corp.†(a) ............................. 0
626,000 Wesdome Gold Mines Ltd.† ...................... 9,751,872
1,800,000 Western Copper & Gold Corp.† ................. 3,569,735
260,000 Wheaton Precious Metals Corp. ................ 29,078,400
510,452,621
South Africa  — 1.3%
220,000 Gold Fields Ltd., ADR ............................... 9,231,200
Materials  — 0.0%
North America  — 0.0%
25,000 Orla Mining Ltd.† ..................................... 269,634
TOTAL COMMON STOCKS .................. 698,797,608
WARRANTS  — 0.0%
Metals and Mining  — 0.0%
North America  — 0.0%
15,000 Contango ORE Inc., expire 05/09/26† ........ 39,739
2,000,000 Falco Resources Ltd., expire 04/16/27† ..... 158,080
24,999 Osisko Development Corp., expire
03/02/27† ............................................. 283
TOTAL WARRANTS .......................... 198,102
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.6%
$ 3,910,000 U.S. Treasury Bills,
3.885% to 3.972%††,
12/04/25 to 12/26/25 ............................ 3,877,508
TOTAL INVESTMENTS — 100.0%
(Cost $255,526,643) ............................. $ 702,873,218
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt